SHARE CAPITAL (Details Narrative)		6 Months Ended
	Feb. 28, 2025 CAD ($) shares	Jun. 30, 2026 CAD ($) shares	Jun. 30, 2025 CAD ($) shares	Apr. 09, 2026 shares	Mar. 30, 2026 shares	Apr. 25, 2025 shares	Apr. 24, 2025 shares	Apr. 22, 2025 shares	Apr. 21, 2025 shares	Feb. 25, 2025 shares	Feb. 07, 2025 shares	Jan. 06, 2025 shares	Jan. 03, 2025 shares
IfrsStatementLineItems [Line Items]
Gross proceeds | $			$ 20,734,691
Options term description		may not exceed a term of ten years
Number of options, outstanding		0	0
Private placement [member]
IfrsStatementLineItems [Line Items]
Gross proceeds | $	$ 24,544,583
Share issuance expense | $	3,992,393
Net proceeds | $	$ 20,552,190
Directors [member] | Events after reporting period [member]
IfrsStatementLineItems [Line Items]
Number of shares issuance				6,852
Subordinate voting shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		1,037,774
Number of shares outstanding		1,037,774
Number of shares repurchased			19,747
Value of shares repurchased | $			$ 127,785
Subordinate voting shares [member] | Private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	2,065,120
Subordinate voting shares [member] | Post reverse split [member] | Private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	4,130
Subordinate voting shares [member] | Series B warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										4,000		8,808	2,767
Subordinate voting shares [member] | Series B warrants [member] | Private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	4,076,736
Subordinate voting shares [member] | Series B warrants [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										8		18	6
Subordinate voting shares [member] | Series A warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										2,462
Subordinate voting shares [member] | Series A warrants [member] | Private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	4,076,736
Subordinate voting shares [member] | Series A warrants [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										5
Subordinate voting shares [member] | Pre-funded warrants [member] | Private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	2,011,616
Subordinate voting shares [member] | Pre-funded warrants and series B warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued							652,767
Subordinate voting shares [member] | Vendor [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					169,811
Subordinate voting shares [member] | Directors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									7,710
Subordinate voting shares [member] | Directors [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									15
Subordinate voting shares [member] | Directors and consultants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						131,800					188,000
Subordinate voting shares [member] | Directors and consultants [member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued											(376)
Subordinate voting shares [member] | CEO [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued								70,073